Share Capital (Tables)	12 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Schedule of Share Capital
	Ordinary shares – Class A	Ordinary shares – Class B	Total
	Number of shares	Number of shares	Number of shares	RM	USD
Paid-up capital
Balance at July 1, 2023 and June 30, 2024	8,750,000	2,500,000	11,250,000	482	115
New issued shares	2,185,000	-	2,185,000	93	22
Balance at June 30, 2025	10,935,000	2,500,000	13,435,000	575	137